Financial Instruments and Risk Management - Foreign Currency Risk, Interest Rate Risk, Interest Rate Swaps and Commodity Price Risk (Details) $ in Thousands	Dec. 31, 2021 CAD ($) usdPerBbl	Dec. 31, 2021 USD ($) usdPerBbl	Dec. 31, 2020 USD ($)
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/decrease risk in foreign exchange rate	$ 0.01
Effect on net income	2,300,000
Currency risk | U.S. dollar denominated, liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
U.S. dollar denominated		$ 829,934	$ 934,731
Currency risk | U.S. dollar denominated, assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
U.S. dollar denominated		$ 602,503	$ 759,508
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net income	$ 5,100,000
Impact of base point change on interest rates	100.00%	100.00%
Commodity price risk | Oil Price
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential impact of crude oil price changes | usdPerBbl	1.00	1.00
Potential impact of natural gas price changes	$ 10,400,000
Commodity price risk | Natural Gas Price
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential impact of crude oil price changes | usdPerBbl	0.25	0.25
Potential impact of natural gas price changes	$ 3,700,000